Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2017
Other Accounts Payables [Abstract]
Schedule of composition of other accounts payable
	December 31,
	2017	2016
	U.S. dollars in thousands

Employees, consultants and payroll accruals	20	43
Accrued expenses	276	270

	296	313

	December 31,
	2017	2016
	U.S. dollars in thousands

U.S. dollars	244	249
NIS (not linked to the Israeli CPI)	52	64

	296	313